January 30, 2025

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	X-Square Series Trust - File Nos. 333-261910 and 811-23769

Dear Sir/Madam:

On behalf of X-Square Municipal Income ETF (the “Fund”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the Fund’s Prospectus and Statement of Additional Information, each dated January 28, 2025, that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the Prospectus and Statement of Additional Information, each dated January 28, 2025, contained in Post-Effective Amendment No. 2 under the Securities Act and Amendment No. 5 under the Investment Company Act of 1940, as amended, to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 28, 2025 (Accession No. 0001398344-25-001256).

If you have any questions, please contact Andrew Davalla at (614) 469-3353 or Daniel Moler at (513) 352-6611.

Very truly yours,

/s/ Andrew Davalla

Andrew Davalla